Estimated Future Intangible Asset Amortization Expense (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Estimated Future Amortization Expense [Line Items]
2015	$ 97,405
2016	76,583
2017	42,591
2018	0
2019	0
Total estimated amortization expense	216,580	334,025
Adjustments
Schedule Of Estimated Future Amortization Expense [Line Items]
Total estimated amortization expense	$ 216,579